UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-5824

DOMINI SOCIAL INDEX PORTFOLIO
(Exact Name of Registrant as Specified in Charter)

536 Broadway, 7th Floor, New York, New York 10012
(Address of Principal Executive Offices)

Amy L. Domini
Domini Social Investments LLC
536 Broadway, 7th Floor
New York, New York 10012
(Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code: 212-217-1100

Date of Fiscal Year End: July 31

Date of Reporting Period: July 31, 2003

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 follows.

Domini Social Index Portfolio
Portfolio of Investments

July 31, 2003

Issuer	Shares	Value
Consumer Discretionary — 13.6%
American Greetings Corporation (a)	15,700	$279,617
AOL Time Warner, Inc. (a)	1,124,900	17,357,207
AutoZone, Inc. (a)	23,531	1,959,191
Bandag, Inc.	2,400	84,504
Bassett Furniture Industries	3,000	41,220
Black & Decker Corp.	20,700	845,802
Bob Evans Farms, Inc.	9,300	262,260
CDW Corporation	21,700	1,038,996
Centex Corporation	16,200	1,175,634
Champion Enterprises, Inc. (a)	12,800	83,072
Charming Shoppes, Inc. (a)	29,400	154,350
Circuit City Stores, Inc.	54,100	496,638
Claire's Stores, Inc.	11,900	324,870
Comcast Corporation (a)	356,658	10,813,871
Cooper Tire and Rubber Company	18,800	319,600
Costco Wholesale Corporation (a)	120,130	4,450,817
Cross (A.T.) Company (a)	3,800	19,874
Dana Corporation	38,400	591,360
Darden Restaurants, Inc.	44,200	826,982
Delphi Automotive Systems Corporation	146,800	1,233,120
Dillard's, Inc.	20,700	311,949
Disney (Walt) Company	537,300	11,777,616
Dollar General Corporation	87,651	1,612,778
Dow Jones & Company	16,000	677,280
eBay Inc. (a)	83,493	8,950,450
Emmis Communications Corporation (a)	12,200	244,122
Family Dollar Stores Inc.	45,000	1,687,950
Fleetwood Enterprises, Inc. (a)	9,300	83,514
Foot Locker, Inc.	36,300	543,048
Gaiam, Inc. (a)	2,200	11,044
Gap, Inc. (The)	232,287	4,178,843
Harley-Davidson, Inc.	79,400	3,722,272
Harman International Industries, Inc.	8,360	698,896
Hartmarx Corporation (a)	8,500	27,030
Home Depot, Inc. (The)	604,206	18,851,227
Horton (D.R.), Inc.	38,200	1,075,330
Ikon Office Solutions	38,800	278,584
Johnson Controls, Inc.	23,400	2,260,674
KB Home	12,400	701,964
Lee Enterprises, Inc.	8,800	326,744
Leggett & Platt, Incorporated	51,200	1,133,568
Limited Brands	137,000	2,289,270
Liz Claiborne, Inc.	28,100	967,483
Lowe's Companies, Inc.	204,900	9,745,044
Luby's, Inc. (a)	5,800	15,022
Mattel, Inc.	114,385	2,222,501
May Department Stores Company	75,800	1,873,018
Maytag Corporation	20,100	511,545
McDonald's Corporation	331,600	7,630,116
McGraw-Hill Companies	49,600	3,014,688
Media General, Inc.	5,800	334,544
Men's Wearhouse, Inc. (a)	10,600	268,286
Meredith Corporation	10,200	463,896
Modine Manufacturing Company	8,700	184,788
New York Times Company	39,600	1,766,160
Newell Rubbermaid, Inc.	71,478	1,689,025
Nordstrom, Inc.	34,800	734,628
Omnicom Group, Inc.	49,400	3,649,672
Oneida Ltd.	4,300	26,273
Oshkosh B'Gosh, Inc.	2,700	69,120
Penney (J.C.) Company, Inc.	70,400	1,308,032
Pep Boys -- Manny, Moe & Jack	14,000	217,140
Phillips-Van Heusen Corporation	7,200	103,536
Pixar (a)	13,500	915,300
Pulte Homes, Inc.	15,800	965,696
Radio One, Inc. (a)	5,800	97,562
RadioShack Corporation	44,300	1,177,051
Reebok International Ltd.	15,800	519,820
Ruby Tuesday, Inc.	16,700	380,092
Russell Corporation	8,300	165,253

Domini Social Index Portfolio / Portfolio of Investments (Continued)
July 31, 2003

Issuer	Shares	Value
Consumer Discretionary (Continued)
Scholastic Corporation (a)	9,700	$282,949
Sears, Roebuck and Co.	79,800	3,247,860
Snap-On Incorporated	15,050	426,216
SPX Corporation (a)	20,830	980,885
Stanley Works	23,200	657,256
Staples, Inc. (a)	128,023	2,578,383
Starbucks Corporation (a)	101,900	2,784,927
Stride Rite Corporation	10,800	108,216
Target Corporation	239,000	9,158,480
Timberland Company (The) (a)	7,500	336,150
TJX Companies, Inc.	133,600	2,598,520
Toys 'R' Us, Inc. (a)	55,820	622,393
Tribune Company	81,256	3,836,908
Tupperware Corporation	15,000	232,650
Univision Communications, Inc. (a)	42,000	1,310,400
Valassis Communications Inc. (a)	13,600	385,016
VF Corporation	28,600	1,090,518
Visteon Corporation	34,000	215,220
Washington Post Company	2,000	1,352,000
Wendy's International, Inc.	29,800	875,822
Whirlpool Corporation	17,600	1,140,127
		179,039,325

Consumer Staples — 11.9%
Alberto-Culver Company	8,400	467,292
Albertson's, Inc.	95,200	1,795,472
Avon Products, Inc.	61,800	3,855,702
Campbell Soup Company	107,700	2,600,955
Church & Dwight Co., Inc.	10,300	333,720
Clorox Company	57,500	2,494,925
Coca-Cola Company	645,900	29,046,123
Colgate-Palmolive Company	141,800	7,742,280
CVS Corporation	103,200	3,094,968
Estée Lauder Companies, Inc. (The)	32,300	1,205,759
General Mills Incorporated	96,600	4,431,042
Gillette Company	268,538	8,260,229
Green Mountain Coffee, Inc. (a)	1,800	35,388
Hain Celestial Group, Inc. (The) (a)	8,700	142,680
Heinz (H.J.) Company	92,900	3,164,174
Hershey Foods Corporation	26,600	1,936,746
Horizon Organic Holding Corporation (a)	2,600	61,776
Kellogg Company	107,300	3,683,609
Kimberly-Clark Corporation	133,064	6,440,298
Kroger Company (a)	199,900	3,388,305
Longs Drug Stores Corporation	9,900	193,347
Nature's Sunshine Products, Inc.	4,200	33,600
PepsiAmericas, Inc.	39,000	523,380
PepsiCo, Inc.	450,370	20,748,546
Procter & Gamble Company	339,000	29,787,930
Safeway Inc. (a)	115,900	2,474,465
Smucker (J.M.) Company	12,905	516,716
SUPERVALU, Inc.	34,400	810,120
Sysco Corporation	170,300	5,131,139
Tootsie Roll Industries, Inc.	9,368	284,881
United Natural Foods, Inc. (a)	5,000	152,850
Walgreen Company	269,800	8,072,416
Whole Foods Market, Inc. (a)	15,400	785,030
Wild Oats Markets, Inc. (a)	6,550	69,234
Wrigley (Wm.) Jr. Company	48,100	2,611,348
		156,376,445

Energy — 1.0%
Anadarko Petroleum Corporation	65,285	2,859,483
Apache Corporation	42,012	2,603,064
Cooper Cameron Corp. (a)	14,100	674,121
Devon Energy Corporation	60,172	2,850,348
EOG Resources, Inc.	29,800	1,155,644
Equitable Resources, Inc.	16,100	621,943
Helmerich & Payne, Inc.	13,000	347,750
Noble Energy, Inc.	14,700	536,550
Rowan Companies, Inc. (a)	24,200	531,190
Sunoco, Inc.	19,800	732,599
		12,912,692

Financials — 25.4%
AFLAC, Inc.	135,600	4,350,048
Allied Capital Corporation	28,700	675,885

Domini Social Index Portfolio / Portfolio of Investments (Continued)
July 31, 2003

Issuer	Shares	Value
Financials (Continued)
American Express Company	343,400	$15,167,978
American International Group, Inc.	684,176	43,924,099
AmSouth Bancorporation	93,400	2,023,978
Aon Corporation	81,500	1,960,075
Bank of America Corporation	392,500	32,408,725
Bank One Corporation	305,285	12,077,075
Capital One Financial Corporation	60,100	2,879,391
Cathay Bancorp, Inc.	4,700	228,185
Charter One Financial, Inc.	59,410	1,932,013
Chittenden Corporation	8,376	244,579
Chubb Corporation	45,400	2,941,920
Cincinnati Financial Corporation	42,285	1,661,801
Comerica Incorporated	45,900	2,225,232
Edwards (A.G.), Inc.	20,987	776,309
Fannie Mae	257,665	16,500,867
Fifth Third Bancorp	151,011	8,307,115
First Tennessee National Corporation	33,000	1,415,700
FirstFed Financial Corp. (a)	4,500	170,550
Franklin Resources, Inc.	65,900	2,863,355
Freddie Mac	182,700	8,924,895
Golden West Financial	39,700	3,279,220
GreenPoint Financial Corporation	24,000	1,206,240
Hartford Financial Services Group (The)	66,600	3,475,854
Janus Capital Group Inc.	62,926	1,101,205
Jefferson-Pilot Corporation	37,725	1,659,900
KeyCorp	112,300	3,021,993
Lincoln National Corporation	46,500	1,736,310
Marsh & McLennan Companies, Inc.	141,200	7,006,344
MBIA, Inc.	38,100	1,928,622
MBNA Corporation	336,975	7,511,173
Mellon Financial Corporation	113,200	3,424,300
Merrill Lynch & Co., Inc.	243,760	13,253,231
MGIC Investment Corporation	26,400	1,465,200
Moody's Corporation	38,500	1,991,220
Morgan (J.P.) Chase & Co.	533,792	18,709,410
National City Corporation	161,300	5,314,835
Northern Trust Corporation	58,100	2,536,646
PNC Financial Services Group	74,700	3,656,565
Progressive Corporation (The)	57,200	3,771,768
Providian Financial Corporation (a)	76,000	733,400
Rouse Company	22,500	899,775
SAFECO Corporation	36,000	1,340,280
Schwab (Charles) Corporation	353,100	3,675,771
SLM Corporation	121,500	5,037,390
St. Paul Companies, Inc.	59,464	2,091,349
State Street Corporation	87,300	4,007,070
SunTrust Banks, Inc.	73,100	4,451,790
Synovus Financial Corporation	80,050	1,883,577
U.S. Bancorp	503,821	12,353,691
UnumProvident Corporation	75,300	1,022,574
Value Line, Inc.	2,600	133,770
Wachovia Corporation	353,743	15,455,032
Washington Mutual, Inc.	243,804	9,625,382
Wells Fargo & Company	439,106	22,188,026
Wesco Financial Corporation	1,900	604,199
		335,212,887

Health Care — 12.6%
Allergan, Inc.	35,305	2,841,346
Amgen, Inc. (a)	335,100	23,316,258
Bard (C.R.), Inc.	13,400	918,704
Bausch & Lomb Incorporated	14,000	591,780
Baxter International, Inc.	157,000	4,334,770
Becton Dickinson and Company	67,500	2,472,525
Biogen, Inc. (a)	39,000	1,498,380
Biomet, Inc.	68,100	2,016,441
Boston Scientific Corporation (a)	107,300	6,784,579
CIGNA Corporation	36,600	1,712,148
Forest Laboratories, Inc. (a)	94,800	4,539,024
Guidant Corporation	81,338	3,840,780
Hillenbrand Industries, Inc.	15,900	866,391
Humana, Inc. (a)	42,900	751,608
Invacare Corporation	7,700	270,270
Invitrogen Corporation (a)	13,400	694,120
Johnson & Johnson	778,670	40,327,319
King Pharmaceuticals Inc. (a)	62,500	941,250
Manor Care, Inc.	25,000	712,500

Domini Social Index Portfolio / Portfolio of Investments (Continued)
July 31, 2003

Issuer	Shares	Value
Health Care (Continued)
McKesson HBOC, Inc.	77,020	$2,484,665
MedImmune, Inc. (a)	66,500	2,606,135
Medtronic, Inc.	319,500	16,454,250
Merck & Co., Inc.	588,100	32,510,168
Mylan Laboratories, Inc.	48,250	1,629,403
Oxford Health Plans, Inc. (a)	22,700	969,290
Quintiles Transnational Corp. (a)	30,400	418,000
St. Jude Medical, Inc. (a)	46,700	2,505,455
Stryker Corporation	52,200	3,994,344
Watson Pharmaceuticals (a)	27,700	1,106,338
Zimmer Holdings, Inc. (a)	51,300	2,452,654
		166,560,895

Industrials — 6.8%
3M Company	102,600	14,384,520
Airborne, Inc.	12,500	281,750
Alaska Air Group, Inc. (a)	6,900	168,774
American Power Conversion	50,600	881,958
AMR Corporation (a)	39,900	373,065
Angelica Corporation	2,200	41,910
Apogee Enterprises, Inc.	7,400	75,702
Ault, Inc. (a)	1,200	2,748
Automatic Data Processing, Inc.	157,974	5,857,676
Avery Dennison Corporation	28,900	1,559,444
Baldor Electric Company	8,800	182,600
Banta Corporation	6,550	221,652
Brady Corporation	5,500	189,255
Bright Horizons Family Solutions, Inc. (a)	3,200	116,800
Ceridian Corporation (a)	39,000	727,350
Cintas Corporation	44,300	1,832,248
CLARCOR, Inc.	6,450	259,484
Cooper Industries, Inc.	23,900	1,059,487
CPI Corporation	2,100	35,868
Cross Country Healthcare, Inc. (a)	8,600	128,914
Cummins, Inc.	10,700	495,731
Deere & Company	62,600	3,178,828
Delta Air Lines, Inc.	32,000	380,800
Deluxe Corporation	13,900	617,160
DeVry, Inc. (a)	18,100	462,274
Dionex Corporation (a)	5,600	228,256
Donaldson Company, Inc.	11,300	550,875
Donnelley (R.R.) & Sons Company	29,300	775,278
Ecolab, Inc.	68,200	1,685,222
Emerson Electric Company	111,000	5,960,700
Fastenal Company	19,700	748,600
FedEx Corporation	78,200	5,035,298
GATX Corporation	12,600	276,192
Genuine Parts Company	45,700	1,413,958
Graco, Inc.	12,368	450,814
Grainger (W.W.), Inc.	24,000	1,180,800
Granite Construction Incorporated	10,625	190,931
Harland (John H.) Company	7,600	200,640
Herman Miller, Inc.	19,300	426,723
HON Industries Inc.	15,200	505,552
Hubbell Incorporated	12,660	434,238
Illinois Tool Works, Inc.	80,800	5,627,720
IMCO Recycling, Inc. (a)	3,800	27,436
IMS Health, Inc.	63,313	1,224,473
Interface, Inc. (a)	11,400	60,192
Ionics, Inc. (a)	4,500	103,095
Isco, Inc.	1,500	12,300
JetBlue Airways Corporation (a)	16,800	765,408
Kansas City Southern Industries, Inc. (a)	15,700	190,755
Kelly Services, Inc.	8,475	217,469
Lawson Products, Inc.	2,500	68,900
Lincoln Electric Holdings, Inc.	11,000	249,480
Masco Corporation	124,000	3,021,880
Merix Corporation (a)	3,750	39,938
Milacron, Inc.	8,700	34,800
Molex Incorporated	25,646	716,036
New England Business Service, Inc.	3,400	99,790
Nordson Corporation	8,600	207,776
Norfolk Southern Corporation	103,200	1,984,536
Paychex, Inc.	98,800	3,213,964
Pitney Bowes, Inc.	60,800	2,316,480
Roadway Express, Inc.	5,000	238,400
Robert Half International, Inc. (a)	44,800	972,608
Ryder System, Inc.	16,100	467,866

Domini Social Index Portfolio / Portfolio of Investments (Continued)
July 31, 2003

Issuer	Shares	Value
Industrials (Continued)
Smith (A.O.) Corporation	5,200	$173,732
Southwest Airlines Co.	203,162	3,333,888
Spartan Motors, Inc.	3,100	26,412
Standard Register Company	6,000	107,700
Steelcase, Inc.	9,900	117,315
Tennant Company	2,300	86,250
Thermo Electron Corporation (a)	41,200	916,700
Thomas & Betts Corporation (a)	15,100	230,426
Thomas Industries, Inc.	4,000	106,400
Toro Company	6,400	255,872
United Parcel Service, Inc.	135,033	8,517,882
Yellow Corporation (a)	7,500	204,449
		89,518,403

Information Technology — 20.5%
3Com Corporation (a)	95,000	463,600
Adaptec, Inc. (a)	27,400	185,498
ADC Telecommunications, Inc. (a)	206,300	449,734
Advanced Micro Devices, Inc. (a)	88,300	644,590
Advent Software, Inc. (a)	8,500	137,700
Analog Devices, Inc. (a)	96,400	3,658,380
Andrew Corporation (a)	39,800	433,422
Apple Computer, Inc. (a)	94,300	1,985,015
Applied Materials, Inc. (a)	433,700	8,457,150
Arrow Electronics, Inc. (a)	25,900	441,595
Autodesk, Inc.	29,200	436,832
BMC Software, Inc. (a)	60,800	857,280
Borland Software Corporation (a)	21,100	196,230
Cisco Systems, Inc. (a)	1,840,730	35,931,050
Compuware Corporation (a)	99,400	511,910
Dell Inc. (a)	673,300	22,676,744
Electronic Arts Inc. (a)	37,600	3,158,400
Electronic Data Systems Corporation	125,200	2,788,204
EMC Corporation (a)	571,600	6,081,824
Gerber Scientific, Inc. (a)	5,700	48,279
Hewlett-Packard Company	799,710	16,929,861
Hutchinson Technology Incorporated (a)	6,500	186,680
Imation Corporation	9,100	324,779
Intel Corporation	1,713,800	42,759,310
Lexmark International Group, Inc. (a)	33,100	2,124,027
LSI Logic Corporation (a)	97,800	910,518
Lucent Technologies, Inc. (a)	1,065,692	1,875,618
Micron Technology, Inc. (a)	158,700	2,323,368
Microsoft Corporation (a)	2,805,500	74,065,200
Millipore Corporation (a)	12,400	551,676
National Semiconductor Corporation (a)	47,600	1,063,860
Novell, Inc. (a)	93,600	332,280
Palm, Inc. (a)	7,504	120,439
PeopleSoft, Inc. (a)	96,800	1,613,656
Plantronics Inc (a)	11,600	281,184
QRS Corporation (a)	4,100	30,545
Qualcomm, Inc.	206,800	7,746,728
Sapient Corporation (a)	32,800	117,424
Scientific-Atlanta, Inc.	39,900	1,208,571
Solectron Corporation (a)	213,800	1,092,518
Sun Microsystems, Inc. (a)	839,800	3,140,852
Symantec Corporation (a)	37,400	1,749,198
Tektronix, Inc. (a)	22,600	477,538
Tellabs, Inc. (a)	106,000	713,380
Texas Instruments, Inc.	455,700	8,599,059
Waters Corporation (a)	33,400	1,059,114
Xerox Corporation (a)	193,200	2,086,560
Xilinx, Inc. (a)	88,600	2,328,408
Yahoo! Inc. (a)	158,630	4,938,151
		270,293,939

Materials — 1.3%
Air Products & Chemicals, Inc.	60,200	2,798,096
Airgas, Inc.	18,500	359,640
Bemis Company, Inc.	13,700	612,253
Cabot Corporation	16,000	436,480
Calgon Carbon Corporation	10,100	65,145
Caraustar Industries, Inc. (a)	7,200	64,512
Crown Holdings, Inc. (a)	41,600	310,752
Engelhard Corporation	33,200	872,496
Fuller (H.B.) Company	7,300	177,098
Lubrizol Corporation	13,300	444,087
MeadWestvaco Corp.	52,612	1,273,737

Domini Social Index Portfolio / Portfolio of Investments (Continued)
July 31, 2003

Issuer	Shares	Value
Materials (Continued)
Minerals Technologies, Inc.	5,300	$264,735
Nucor Corporation	20,150	993,798
Praxair, Inc.	42,200	2,728,652
Rock-Tenn Company	9,000	141,300
Rohm & Haas Company	58,387	2,065,148
Sealed Air Corporation (a)	21,700	1,035,741
Sigma-Aldrich Corporation	18,600	1,059,642
Sonoco Products Company	24,745	564,186
Stillwater Mining Company (a)	11,200	61,040
Trex Company, Inc. (a)	3,700	135,050
Valspar Corporation	13,100	572,732
Wellman, Inc.	8,200	79,868
Worthington Industries, Inc.	22,200	326,340
		17,442,528

Telecommunication Services — 5.5%
AT&T Corp.	207,016	4,401,160
AT&T Wireless Services, Inc. (a)	711,487	6,068,984
BellSouth Corporation	483,700	12,319,839
Citizens Communications Company (a)	72,767	862,289
SBC Communications, Inc.	870,428	20,333,198
Sprint Corp – FON Group	234,700	3,313,964
Telephone and Data Systems, Inc.	13,500	720,495
Verizon Communications	715,422	24,939,611
		72,959,540

Utilities — 0.8%
AGL Resources, Inc.	16,600	455,172
Cascade Natural Gas Corporation	2,900	56,115
Cleco Corporation	12,200	195,200
Energen Corporation	8,900	308,830
IDACORP, Inc.	9,700	263,355
KeySpan Corporation	41,000	1,383,750
Kinder Morgan, Inc.	32,000	1,712,000
MGE Energy, Inc.	4,400	137,852
National Fuel Gas Company	20,500	495,895
NICOR, Inc.	11,400	413,592
NiSource, Inc.	69,047	1,332,607
Northwest Natural Gas Company	6,500	185,055
Northwestern Corporation (a)	7,100	7,668
OGE Energy Corporation	20,200	402,384
Peoples Energy Corporation	9,200	377,108
Pepco Holdings, Inc.	44,400	769,008
Questar Corporation	21,200	677,340
Southern Union Company (a)	14,944	230,297
WGL Holdings	12,600	321,426
Williams Companies, Inc.	134,200	852,170
		10,576,824
Total Investments — 99.4%
(cost $1,415,797,322) (b)		$1,310,893,478
Other Assets, less liabilities — 0.6%		7,449,179
Net Assets — 100.0%		$1,318,342,657

(a)	Non–income producing security.
(b)	The aggregate cost for federal income tax purposes is $1,486,890,320, the aggregate gross unrealized appreciation is $165,555,807, and the aggregate gross unrealized depreciation is $341,552,649, resulting in net unrealized depreciation of $175,996,842.
Copyright in the Domini 400 Social IndexSM is owned by KLD Research & Analytics, Inc., and the Index is reproduced here by permission. No portion of the Index may be reproduced or distributed by any means or in any medium without the express written consent of the copyright owner.

See Notes to Financial Statements

Domini Social Index Portfolio

Statement of Assets and Liabilities

July 31, 2003

ASSETS:
Investments at value (Cost $1,415,797,322)	$1,310,893,478
Cash	5,873,590
Dividends receivable	1,853,243
Total assets	1,318,620,311
LIABILITIES:
Accrued expenses (Note 2)	277,654
Total liabilities	277,654
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS	$1,318,342,657

See Notes to Financial Statements

Domini Social Index Portfolio

Statement of Operations

Year Ended July 31, 2003

INVESTMENT INCOME
Dividends		$18,491,907
EXPENSES
Management fee (Note 2)	$2,383,240
Custody fees (Note 3)	238,909
Professional fees	211,750
Trustees fees	44,791
Miscellaneous	12,400
Total expenses	2,891,090
Fees paid indirectly (Note 3)	(47,001)
Expenses paid and fee waived by manager (Note 2)	(120,067)
Net expenses		2,724,022

NET INVESTMENT INCOME		15,767,885
Net realized loss on investments
Proceeds from sales	$142,322,292
Cost of securities sold	(261,023,402)
Net realized loss on investments		(118,701,110)
Net changes in unrealized depreciation of investments
Beginning of period	$(347,525,759)
End of period	(104,903,844)
Net change in unrealized depreciation		242,621,915
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS		$139,688,690

See Notes to Financial Statements

Domini Social Index Portfolio

Statements of Changes in Net Assets

	Year Ended July 31, 2003	Year Ended July 31, 2002
INCREASE/(DECREASE) IN NET ASSETS
From Operations:
Net investment income	$15,767,885	$15,910,596
Net realized loss on investments	(118,701,110)	(142,946,751)
Net change in unrealized depreciation of investments	242,621,915	(261,123,037)
Net Increase/(Decrease) in Net Assets Resulting from Operations	139,688,690	(388,159,192)
Transactions in Investors' Beneficial Interest:
Additions	249,027,799	309,789,675
Reductions	(309,700,811)	(411,308,581)
Net Decrease in Net Assets from Transactions in Investors' Beneficial Interests	(60,673,012)	(101,518,906)
Total Increase/(Decrease) in Net Assets	79,015,678	(489,678,098)
NET ASSETS:
Beginning of period	1,239,326,979	1,729,005,077
End of period	$1,318,342,657	$1,239,326,979

See Notes to Financial Statements

Domini Social Index Portfolio

Financial Highlights

	Year Ended July 31,
	2003		2002		2001		2000		1999
Net assets (in millions)	$1,318		$1,239		$1,729		$1,974		$1,347
Total return	11.72%		–24.79%		–18.98%		7.15%		24.04%
Ratio of net investment income to average net assets	1.32	%(1)	1.02%		0.78%		0.70	%(1)	0.84	%(1)
Ratio of expenses to average net assets	0.23	%(1)(2)	0.22	%(2)	0.22	%(2)	0.24	%(1)(2)	0.24	%(1)(2)
Portfolio turnover rate	8%		13%		19%		9%		8%

(1)	Reflects an expense reimbursement and fee waiver by the Manager of 0.01%, 0.002%, and 0.01% for the years ended July 31, 2003, 2000, and 1999, respectively. Had the Manager not waived its fee and reimbursed expenses, the ratio of expenses to average net assets would have been 0.24%, 0.24%, and 0.25%, for the years ended July 31, 2003, 2000, and 1999, respectively.
(2)	Ratio of expenses to average net assets for the years ended July 31, 2003, 2002, 2001, 2000, and 1999, include indirectly paid expenses. Excluding indirectly paid expenses, the expense ratios would have been 0.23%, 0.22%, 0.21%, 0.21%, and 0.20%, for the years ended July 31, 2003, 2002, 2001, 2000, and 1999, respectively.

See Notes to Financial Statements

Domini Social Index Portfolio
Notes to Financial Statements

July 31, 2003

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Domini Social Index Portfolio is registered under the Investment Company Act of 1940 as a no-load, diversified, open-end management investment company that was organized as a trust under the laws of the State of New York on June 7, 1989. The Portfolio intends to correlate its investment portfolio as closely as is practicable with the Domini 400 Social Index,SM which is a common stock index developed and maintained by KLD Research & Analytics, Inc. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio. The Portfolio commenced operations effective on August 10, 1990, and began investment operations on June 3, 1991.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Portfolio's significant accounting policies.

(A) Valuation of Investments. The Portfolio values securities listed or traded on national securities exchanges at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price which represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the "NOCP"). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Portfolio's Board of Trustees.

(B) Dividend Income. Dividend income is recorded on the ex-dividend date.

Domini Social Index Portfolio / Notes to Financial Statements (Continued)
July 31, 2003

(C) Federal Taxes. The Portfolio will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

(D) Other. Investment transactions are accounted for on the trade date. Gains and losses are determined on the basis of identified cost.

2. TRANSACTIONS WITH AFFILIATES

(A) Manager. Domini Social Investments LLC (Domini) is registered as an investment adviser under the Investment Advisers Act of 1940. The services provided by Domini consist of investment supervisory services, overall operational support and administrative services. The administrative services include the provision of general office facilities and supervising the overall administration of the Portfolio. For its services under the Management Agreement, Domini receives from the Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.20%. For the year ended July 31, 2003, Domini waived fees totalling $120,067.

(B) Submanager. SSgA Funds Management, Inc. (SSgA) provides investment submanagement services to the Portfolio on a day-to-day basis pursuant to a Submanagement Agreement with Domini. SSgA does not determine the composition of the Domini 400 Social Index.SM  The Index's composition is determined by KLD Research & Analytics, Inc.

3. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investments, other than U.S. government securities and short-term obligations, for the year ended July 31, 2003, aggregated $97,512,592 and $142,322,292, respectively. For the year ended July 31, 2003, custody fees of the Portfolio were reduced by $47,001, which was compensation for uninvested cash left on deposit with the custodian.

Independent Auditors' Report

The Board of Trustees and Investors
Domini Social Index Portfolio:

We have audited the accompanying statement of assets and liabilities of Domini Social Index Portfolio (the "Portfolio"), including the portfolio of investments, as of July 31, 2003, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Domini Social Index Portfolio as of July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
September 5, 2003

Trustees and Officers

The following table presents information about each Trustee and each Officer of the Portfolio as of July 31, 2003. Asterisks indicate that those Trustees and Officers are "interested persons" (as defined in the 1940 Act) of the Portfolio. Each Trustee and each Officer of the Portfolio noted as an interested person is interested by virtue of his or her position with Domini as described below. Unless otherwise indicated below, the address of each Trustee and each Officer is 536 Broadway, 7th Floor, New York, NY 10012. The Portfolio does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is elected or until he or she retires, resigns, dies, or is removed from office. No Trustee or Officer is a director of a public company or a registered investment company other than, with respect to the Trustees, the Domini Funds.

Name and Age	Position(s) Held with the Portfolio and Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Portfolios in the Domini Family of Funds Overseen by Trustee
Interested Trustee:
Amy L. Domini* Age: 53	Chair, President, and Trustee since 1990	President and CEO, Domini (since 2002); Manager, Domini (since 1997); Manager, DSIL Investment Services LLC (since 1998); Private Trustee, Loring, Wolcott & Coolidge (fiduciary) (since 1987); CEO, Secretary, and Treasurer, KLD Research & Analytics, Inc. (social research provider) (1990-2000); Trustee, New England Quarterly (periodical) (since 1998); Board Member, Social Investment Forum (trade organization) (1995-1999); Trustee, Episcopal Church Pension Fund (since 1994); Board Member, Financial Markets Center (nonprofit financial markets research and education resources provider) (since 2002).	4

Trustees and Officers

Name and Age	Position(s) Held with the Portfolio and Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Portfolios in the Domini Family of Funds Overseen by Trustee
Disinterested Trustees:
Julia Elizabeth Harris Age: 55	Trustee since 1999	Trustee, Fiduciary Trust Company (since 2001); Vice President, UNC Partners, Inc. (financial management) (since 1990); Director and Treasurer, Boom Times, Inc. (service organization) (1997-1999).	4
Kirsten S. Moy Age: 56	Trustee since 1999	Director, Economic Opportunities Program, The Aspen Institute (research and education) (since 2001); Board Member, Community Reinvestment Fund (since 2003); Consultant, Equitable Life/AXA (1998-2001); Project Director, Community Development Innovation and Infrastructure Initiative (research) (1998-2001); Group Leader, Financial Innovations Roundtable (research) (2000-2001); Consultant, Social Investment Forum (trade association) (1998); Distinguished Visitor, John D. and Catherine T. MacArthur Foundation (1998).	4

Trustees and Officers

Name and Age	Position(s) Held with the Portfolio and Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Portfolios in the Domini Family of Funds Overseen by Trustee
William C. Osborn Age: 59	Trustee since 1997	Manager, Commons Capital Management LLC (venture capital) (since 2000); Special Partner/Consultant, Arete Corporation (venture capital) (since 1999); Principal/Manager, Venture Investment Management Company LLC (venture capital) (1996-1999); Director, World Power Technologies, Inc. (power equipment production) (since 1999); Director, Investors' Circle (socially responsible investor network) (since 1999).	4
Karen Paul Age: 58	Trustee since 1997	Professor of Management and International Business, Florida International University (since 1990); Partner, Trinity Industrial Technology (1997-2002); Executive Director, Center for Management in the Americas (1997-2002).	4
Gregory A. Ratliff Age: 43	Trustee since 1999	Senior Fellow, The Aspen Institute (research and education) (since 2002); Director, Economic Opportunity, John D. and Catherine T. MacArthur Foundation (1997-2001).	4

Trustees and Officers

Name and Age	Position(s) Held with the Portfolio and Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Portfolios in the Domini Family of Funds Overseen by Trustee
Frederick C. Williamson, Sr. Age: 87	Trustee since 1990	State Historic Preservation Officer (state government) (since 1969); Trustee, RIGHA Foundation (charitable foundation supporting healthcare needs) (since 1994); Chairman, Rhode Island Historical Preservation and Heritage Commission (state government) (since 1995); Board Member, Rhode Island Black Heritage Society (nonprofit education) (since 1984); Trustee, National Park Trust (nonprofit land acquisition) (since 1983); Board of Directors, Grow Smart Rhode Island (nonprofit state planning) (since 1998); President's Advisory Board — Salve Regina University, Newport, RI (since 1999); Board Member, Preserve Rhode Island (nonprofit preservation) (since 1999).
4
Officers:
Carole M. Laible* Age: 39	Secretary and Treasurer since 1997	Chief Operating Officer, Domini (since 2002); Financial/Compliance Officer, Domini (1997-2003); President and CEO, DSIL Investment Services LLC (since 2002); Chief Compliance Officer, DSIL Investment Services LLC (since 2001); Chief Financial Officer, Secretary, and Treasurer, DSIL Investment Services LLC (since 1998).
N/A

Trustees and Officers

Name and Age	Position(s) Held with the Portfolio and Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Portfolios in the Domini Family of Funds Overseen by Trustee
Steven D. Lydenberg* Age: 57	Vice President since 1990	Chief Investment Officer, Domini (since 2003); Principal, Domini (1997-2003); Member, Domini (since 1997); Director, KLD Research & Analytics, Inc. (social research provider) (1990-2003); Director of Research, KLD Research & Analytics, Inc. (1990-2001).
N/A

The Portfolio's Registration Statement includes additional information about the Trustees and is available, without charge, upon request, by calling the following toll-free number: 1-800-217-0017.

Item 2. Code of Ethics.

As of the end of the period covered by this report on Form N-CSR, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the registrant has determined that the registrant does not currently have a member serving on its audit committee that meets the definition of an "audit committee financial expert" as defined in the instructions to this Form N-CSR.

Although each member of the registrant's audit committee has one or more of the attributes required in order for such person to be determined to be an audit committee financial expert, no member has all of such required attributes. The Trustees reviewed the attributes, education, and experience of each member of the registrant's audit committee, the nature of the accounting principles applicable to the registrant, and the registrant's underlying internal controls and reporting mechanisms and determined that the members of the registrant's audit committee, as a group, have the experience and education necessary to perform the audit committee's responsibilities, including with respect to the evaluation of the financial statements of the registrant. In addition, the Trustees determined that the audit committee has the resources and authority necessary to discharge its responsibilities, including the authority to retain at any time independent counsel and other advisers and experts. The Trustees also determined that each member of the registrant's audit committee is "independent" as defined in the instructions to this Form N-CSR.

The Trustees also determined, however, that the audit committee of the registrant would benefit from having one or more members that meet the definition of an audit committee financial expert. They have asked the nominating committee of the registrant to recruit such a candidate and to present such person to the Trustees for their consideration.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. [Reserved]

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. [Reserved]

Item 9. Controls and Procedures.

(a)Within 90 days prior to the filing of this report on Form N-CSR, Amy L. Domini, the registrant's President and Principal Executive Officer, and Carole M. Laible, the registrant's Treasurer and Principal Financial Officer, reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940) and evaluated their effectiveness. Based on their evaluation, Ms. Domini and Ms. Laible determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods required by the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal half-year that have materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1)The Code of Ethics referred to in Item 2 is filed herewith.

(a)(2) Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI SOCIAL INDEX PORTFOLIO

By: /s/ Amy L. Domini

Amy L. Domini
President

Date: October 7, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Amy L. Domini

Amy L. Domini
President (Principal Executive Officer)

Date: October 7, 2003

By: /s/ Carole M. Laible

Carole M. Laible
Treasurer (Principal Financial Officer)

Date: October 7, 2003